COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Share-based and Other Payment Arrangements [Abstract]
Disclosure of Effect of Share-Based Payments on Entity's Profit or Loss
Compensation expense is comprised of the following:

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Salaries and benefits	$53,672	$55,040
Annual incentive plan ("AIP")	28,702	27,201
Long-term incentive plan ("LTIP")	6,969	17,015
Total compensation expense	$89,343	$99,256

The changes to the balances of the various cash-based and equity-based arrangements during the period are detailed in the sections below.

Annual incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Cash-based	$12,519	$20,307
Equity-based	16,183	6,894
Total AIP expense	$28,702	$27,201
Long-term incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Cash-based	$6,969	$16,635
Equity-based	—	380
Total LTIP expense	$6,969	$17,015

Disclosure of Effect of Share-Based Payments on Entity's Financial Position
The following table summarizes the movement in the AIP liability:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Balance, beginning of year	$3,697	$73
AIP expense	12,519	20,307
Payments	(14,213)	(16,186)
Translation adjustment	170	(497)
Balance, end of year	$2,173	$3,697
The following table summarizes the movement in the PSU liability:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Balance, beginning of year	$6,630	$12,064
PSU expense	5,690	1,889
Payments	(4,010)	(7,061)
Translation adjustment	116	(262)
Balance, end of year	$8,426	$6,630
The following table summarizes the movement in the LTIP liability:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Balance, beginning of year	$25,244	$21,431
LTIP expense	6,969	16,635
Payments	(4,432)	(11,685)
Translation adjustment	368	(1,137)
Balance, end of year	$28,149	$25,244
AIP liability is recorded within amounts payable and accrued liabilities, and the equity component is included in the contributed surplus. The breakdown is presented below.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Amounts payable and accrued liabilities(1)	$10,599	$10,327
Equity - contributed surplus	24,909	15,784
Total AIP	$35,508	$26,111
(1) This balance includes outstanding PSU liability of $8,426 (2022 - $6,630) and cash-based AIP liability of $2,173 (2022 - $3,697).

LTIP liability and equity components are presented on the balance sheet as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
LTIP - liability	$28,149	$25,244
Equity - contributed surplus	3,591	5,685
Total LTIP	$31,740	$30,929

Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following tables summarize the movement in the stock option plan during the years ended December 31, 2023 and December 31, 2022.

	TSX		NYSE
For the year ended December 31, 2023	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	3,443,770	$10.61	395,953	$8.54
Granted	112,000	11.27	—	—
Exercised	(225,000)	8.85	—	—
Cancelled	(95,000)	10.81	—	—
Ending balance - outstanding	3,235,770	$10.75	395,953	$8.54

	TSX		NYSE
For the year ended December 31, 2022	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	1,985,563	$10.45	31,764	$14.67
Granted	1,466,541	10.81	364,189	8.00
Exercised	(8,334)	9.81	—	—
Ending balance - outstanding	3,443,770	$10.61	395,953	$8.54

Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted During Period
The following table presents the inputs used to value the stock options granted in 2023 and 2022:

For the year ended December 31	2023		2022
	TSX	NYSE	TSX	NYSE
Risk-free interest rate (%)	3.53	—	2.86	3.58
Expected option life (years)	5.18	—	5.16	5.15
Expected volatility (%)	28.13	—	27.70	27.70

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following table summarizes the stock options outstanding as at December 31, 2023:

		December 31, 2023
Grant date	Expiration date	Options outstanding	Options exercisable	Exercise price of outstanding options (CAD)	Exercise price of outstanding options (USD)

November 14, 2016	November 14, 2023(1)	325,000	325,000	$8.85	$—
December 15, 2017	December 15, 2024	800,000	800,000	11.35	—
December 17, 2018	December 17, 2025	401,959	401,959	9.81	—
December 15, 2020	December 15, 2027	199,380	199,380	11.50	—
December 15, 2021	December 15, 2028	25,890	19,935	18.85	—
December 15, 2021	December 15, 2028	31,764	18,501	—	14.67
December 15, 2022	December 15, 2029	1,371,541	496,832	10.81	—
December 15, 2022	December 15, 2029	364,189	76,725	—	8.00
March 6, 2023	March 6, 2030	112,000	—	11.27	—
Total		3,631,723	2,338,332	$10.75	$8.54
(1) The Company has been under a trading blackout under its disclosure and insider trading policy since prior to the expiry date of these stock options. The provisions of the stock option plan automatically extend this expiry date until after the Company comes out of blackout.